Principal accounting policies - Summary of Revenue Related to Performance Obligation (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized	¥ 301,414
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period in which remaining performance obligation is expected to be recognized (in months)	12 months
Revenue expected to be recognized	¥ 265,628
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period in which remaining performance obligation is expected to be recognized (in months)	12 months
Revenue expected to be recognized	¥ 35,786